SCHEDULE IV REINSURANCE	12 Months Ended
Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
SCHEDULE IV REINSURANCE

AXA EQUITABLE HOLDINGS, INC.

SCHEDULE IV

REINSURANCE(1)

AS OF AND FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 (AS RESTATED) AND 2015

	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
	(in millions)
2017
Life insurance in-force	$483,010	$73,049	$31,886	$441,847	7.2%

Premiums:
Life insurance and annuities	$984	$103	$216	$1,097	19.7%
Accident and health	54	36	9	27	33.3%

Total Premiums	$1,038	$139	$225	$1,124	20.0%

2016 (As Restated)
Life insurance in-force	$485,888	$77,306	$30,688	$439,270	7.0%

Premiums:
Life insurance and annuities	$937	$106	$222	$1,053	21.1%
Accident and health	61	40	9	30	30.0%

Total Premiums	$998	$146	$231	$1,083	21.3%

2015
Life insurance in-force	$492,061	$80,536	$30,677	$442,202	6.9%

Premiums:
Life insurance and annuities	$915	$101	$224	$1,038	21.6%
Accident and health	67	45	10	32	31.3%

Total Premiums	$982	$146	$234	$1,070	21.9%

(1)	Includes amounts related to the discontinued group life and health business.